UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Total revenues	$ 527,000	$ 391,700	$ 1,374,200	$ 973,600
COST OF REVENUES
Total cost of revenues	407,600	244,200	929,000	627,400
GROSS MARGIN	119,400	147,500	445,200	346,200
OPERATING EXPENSES
Research	60,500	64,800	202,100	219,700
Product development	274,800	361,900	749,100	973,300
Sales and marketing	241,200	182,600	592,500	1,487,800
General and administrative	2,245,500	2,451,600	6,969,600	5,967,400
Total operating expenses	2,822,000	3,060,900	8,513,300	8,648,200
OPERATING LOSS	(2,702,600)	(2,913,400)	(8,068,100)	(8,302,000)
OTHER INCOME (EXPENSE):
Interest expense, net	(23,200)	(23,800)	(69,500)	(62,300)
Total other income (expense)	(23,200)	(23,800)	(69,500)	(62,300)
LOSS BEFORE PROVISION FOR INCOME TAXES	(2,725,800)	(2,937,200)	(8,137,600)	(8,364,300)
Income taxes	100		2,400	1,900
NET LOSS	(2,725,900)	(2,937,200)	(8,140,000)	(8,366,200)
Net loss attributable to noncontrolling interest	(604,200)	(332,200)	(1,382,200)	(404,500)
Net Loss attributable to MYnd Analytics, Inc.	$ (2,121,700)	$ (2,605,000)	$ (6,757,800)	$ (7,961,700)
BASIC AND DILUTED LOSS PER SHARE: (in dollars per share)	$ (0.2)	$ (0.46)	$ (0.76)	$ (1.66)
WEIGHTED AVERAGE SHARES OUTSTANDING:
Basic and Diluted (in shares)	10,722,152	5,698,523	8,880,214	4,793,273
Neurometric services
REVENUES
Total revenues	$ 36,500	$ 65,600	$ 160,500	$ 198,700
COST OF REVENUES
Total cost of revenues	3,400	14,700	14,900	133,500
Telepsychiatry services
REVENUES
Total revenues	490,500	326,100	1,213,700	774,900
COST OF REVENUES
Total cost of revenues	$ 404,200	$ 229,500	$ 914,100	$ 493,900